S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.37
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.63
Net Tangible Book Value	$ (175,984)
Net Tangible Book Value, Adjusted	$ 97,174,340
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	15,266,590
With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.37
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.63
Net Tangible Book Value	$ (175,984)
Net Tangible Book Value, Adjusted	$ 111,739,040
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	17,535,340
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.72
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.28
Net Tangible Book Value	$ (175,984)
Net Tangible Book Value, Adjusted	$ 73,049,340
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	12,766,590
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.73
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.27
Net Tangible Book Value	$ (175,984)
Net Tangible Book Value, Adjusted	$ 83,995,290
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	14,660,340
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.77
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.23
Net Tangible Book Value	$ (175,984)
Net Tangible Book Value, Adjusted	$ 48,924,340
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	10,266,590
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.77
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.23
Net Tangible Book Value	$ (175,984)
Net Tangible Book Value, Adjusted	$ 56,251,540
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	11,785,340
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.19
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.81
Net Tangible Book Value	$ (175,984)
Net Tangible Book Value, Adjusted	$ 24,799,340
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	7,766,590
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.2
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.8
Net Tangible Book Value	$ (175,984)
Net Tangible Book Value, Adjusted	$ 28,507,790
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	8,910,340
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.87
Net Tangible Book Value	$ (175,984)
Net Tangible Book Value, Adjusted	$ 674,340
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	5,266,590
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.87
Net Tangible Book Value	$ (175,984)
Net Tangible Book Value, Adjusted	$ 764,040
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	6,035,340
Public Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.4
Public Units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.4
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.75
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.76
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.8
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.8
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.22
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.23
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.16
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.16
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 101,290,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	116,365,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,290,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	116,365,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,290,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	116,365,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,290,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	116,365,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,290,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	116,365,000
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,024
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,024
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,024
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,024
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,024
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,024
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,024
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,024
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,024
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,024
Less Deferred Underwriting Commissions [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,000,000)
Less Deferred Underwriting Commissions [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,600,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,300,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,150,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(89,700)
Less Overallotment Liability [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(89,700)
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(89,700)
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(89,700)
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(89,700)
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Amounts Paid For Redemptions [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Amounts Paid For Redemptions [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(25,125,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(28,893,750)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,250,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(57,787,500)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,375,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(86,681,250)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,500,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (115,575,000)
Class B Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Class B Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Class B Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Class B Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Class B Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Class B Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class A Ordinary Shares Offered [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Class A Ordinary Shares Offered [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Class A Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Class A Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Class A Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Class A Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Class A Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Class A Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Class A Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Class A Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Private Placement Shares [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	266,590
Private Placement Shares [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	285,340
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	266,590
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	285,340
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	266,590
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	285,340
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	266,590
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	285,340
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	266,590
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	285,340
Less: Ordinary shares redeemed [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Less: Ordinary shares redeemed [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(2,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(2,875,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,625,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)